Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 56	$ 47
Derivative financial liabilities	9
Financial liabilities	116	193
Due between 0 to six months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	51	4
Due between six to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	142
Expiring after one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables		1
Derivative financial liabilities	7
Financial liabilities	411	27
Due between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	42	2
Due between two to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 362	$ 24